Segment information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of consolidated financial statement by segment

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

Three months ended July 31, 2012	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$389,904	$24,546	$1,619	$—	$416,069
Add: Inter-segment revenues	849	68,461	—	(69,310)	—

Total revenue	390,753	93,007	1,619	(69,310)	416,069
Direct costs (i)	(289,142)	(79,343)	1,518	69,310	(297,657)
Earnings from equity accounted investees	1,012	—	—	—	1,012
General and administration costs	—	—	(18,525)	—	(18,525)

Segment EBITDAR (adjusted) (ii)	102,623	13,664	(15,388)	—	100,899

Aircraft lease and associated costs	(48,430)	—	—	—	(48,430)
Amortization					(28,310)
Restructuring costs					(1,930)
Impairment of receivables and funded residual value guarantees					(715)
Recovery of intangible assets (iii)					521
Impairment of assets held for sale					(5,647)
Impairment of assets held for use					(660)
Loss on disposal of assets					(1,591)
Interest on long-term debt					(29,883)
Foreign exchange loss					(7,401)
Other financing charges					(8,154)
Income tax expense					(1,281)

Loss from continuing operations					(32,582)
Earnings from discontinued operations, net of tax					345

Net loss					$(32,237)

Segment assets	$848,673	$339,825	$1,451,135	$—	$2,639,633
Segment assets - held for sale	526	—	60,809	—	61,335

Total assets	$849,199	$339,825	$1,511,944	$—	$2,700,968

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Recovery of intangible assets relates to the Corporate and other segment.

Three months ended July 31, 2011	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$373,294	$34,888	$1,467	$—	$409,649
Add: Inter-segment revenues	1,264	67,485	30	(68,779)	—

Total revenue	374,558	102,373	1,497	(68,779)	409,649

Direct costs (i)	(279,466)	(81,359)	(4,099)	68,779	(296,145)
Earnings from equity accounted investees	596	—	—	—	596
General and administration costs	—	—	(14,031)	—	(14,031)

Segment EBITDAR (adjusted) (ii)	95,688	21,014	(16,633)	—	100,069

Aircraft lease and associated costs	(40,496)	—	—	—	(40,496)
Amortization					(27,103)
Restructuring costs					(4,804)
Impairment of receivables and funded residual value guarantees					(16)
Impairment of intangible assets (iii)					(108)
Impairment of assets held for sale					(7,381)
Gain on disposal of assets					4,057
Interest on long-term debt					(30,670)
Foreign exchange gain					193
Other financing income					256
Income tax recovery					3,847

Loss from continuing operations					(2,156)
Loss from discontinued operations, net of tax					(786)

Net loss					$(2,942)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
(iii)	Impairment of intangible assets relates to the Corporate and other segment.

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

	For the year ended April 30, 2012
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,520,223	$166,479	$5,837	$—	$1,692,539
Add: Inter-segment revenues	7,550	275,920	18	(283,488)	—

Total revenue	1,527,773	442,399	5,855	(283,488)	1,692,539
Direct costs (i)	(1,117,216)	(353,485)	(18,002)	283,488	(1,205,215)
Earnings from equity accounted investees	2,844	—	0	—	2,844
General and administrative	—	—	(69,590)	—	(69,590)

Segment EBITDAR (adjusted) (ii)	413,401	88,914	(81,737)	—	420,578

Aircraft lease and associated costs	(176,685)	—	—	—	(176,685)
Amortization					(112,967)
Restructuring costs					(22,511)
Recovery of receivables and funded residual value guarantees					272
Impairment of intangible assets					(4,218)
Impairment of assets held for sale					(13,469)
Gain on disposal of assets					8,169
Interest on long-term debt					(116,578)
Foreign exchange gain					1,795
Other financing charges					(15,062)
Income tax expense					(48,217)

Loss from continuing operations					(78,893)
Loss from discontinued operations, net of tax					(16,107)

Loss for the year					$(95,000)

Segment assets	$858,930	$392,150	$1,385,089	$—	$2,636,169
Segment assets - held-for-sale (note 7)	521	—	79,292	—	79,813

Total assets	$859,451	$392,150	$1,464,381	$—	$2,715,982

Segment capital asset expenditures	$11,762	$114,971	$249,891	$—	$376,624
Segment goodwill	433,811	—	—	—	433,811

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

	For the year ended April 30, 2011
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,311,983	$129,222	$4,255	$—	$1,445,460
Add: Inter-segment revenues	7,508	238,397	617	(246,522)	—

Total revenue	1,319,491	367,619	4,872	(246,522)	1,445,460
Direct costs (i), (iii)	(951,268)	(324,057)	(18,049)	246,522	(1,046,852)
Earnings from equity accounted investees	2,159	—	—	—	2,159
General and administrative	—	—	(65,391)	—	(65,391)

Segment EBITDAR (adjusted) (ii)	370,382	43,562	(78,568)	—	335,376

Aircraft lease and associated costs	(164,828)	—	—	—	(164,828)
Amortization					(99,625)
Restructuring costs					(4,751)
Impairment of receivables and funded residual value guarantees					(1,919)
Impairment of intangible assets					(20,608)
Impairment of assets held for sale					(5,239)
Gain on disposal of assets					7,193
Interest on long-term debt					(91,462)
Foreign exchange gain					17,916
Other financing charges					(67,036)
Income tax recovery					32,916

Loss from continuing operations					(62,067)
Loss from discontinued operations, net of tax					(3,202)

Loss for the year					$(65,269)

Segment assets	$1,060,591	$404,940	$1,272,825	$—	$2,738,356
Segment assets - held-for-sale (note 7)	2,749	15,268	31,782	—	49,799

Total assets	$1,063,340	$420,208	$1,304,607	$—	$2,788,155

Segment capital asset expenditures	$12,105	$100,287	$116,412	$—	$228,804
Segment goodwill	448,121	—	—	—	448,121

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
(iii)	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.

	For the year ended April 30, 2010
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,186,898	$112,470	$14,198	$—	$1,313,566
Add: Inter-segment revenues	8,462	263,085	1	(271,548)	—

Total revenue	1,195,360	375,555	14,199	(271,548)	1,313,566
Direct costs (i)	(834,351)	(312,431)	(9,576)	271,548	(884,810)
Earnings from equity accounted investees	1,436	—	—	—	1,436
General and administrative	—	—	(61,157)	—	(61,157)

Segment EBITDAR (adjusted) (ii)	362,445	63,124	(56,534)	—	369,035

Aircraft lease and associated costs	(145,072)	—	—	—	(145,072)
Amortization					(77,738)
Restructuring costs					(4,855)
Impairment of receivables and funded residual value guarantees					(13,266)
Impairment of intangible assets					(53,903)
Impairment of assets held for sale					(26,585)
Impairment of property and equipment					(36,240)
Loss on disposal of assets					(2,686)
Interest on long-term debt					(69,520)
Foreign exchange gain					16,520
Other financing charges					(21,459)
Income tax expense					(9,297)

Loss from continuing operations					(75,066)
Loss from discontinued operations, net of tax					(1,436)

Loss for the year					$(76,502)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

Revenue by Geographic Area

Geographic information:

	Revenue For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Canada	$13,914	$12,671	$16,386
United Kingdom	262,592	243,921	251,627
Norway	531,452	452,578	405,258
Africa	60,503	56,361	54,776
Australia	213,970	137,639	126,992
Denmark	29,538	29,108	29,535
The Netherlands	94,663	95,835	119,234
Brazil	210,347	163,928	105,856
Asia	93,782	107,305	93,671
Other European countries	139,955	112,188	49,539
Other countries	41,823	33,926	60,692

Consolidated total	$1,692,539	$1,445,460	$1,313,566

Property and Equipment and Goodwill by Geographic Area

As at April 30, 2012, these two customers had outstanding accounts receivable balances of $24.4 million.

	Property and equipment		Goodwill
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011

Canada	$62,425	$91,779	$10,857	$11,149
United Kingdom	60,323	75,879	87,800	93,087
Norway	525,470	532,338	39,716	43,526
Africa	55,247	95,138	9,794	10,470
Australia	111,920	97,954	19,523	20,425
Denmark	685	744	1,076	1,199
The Netherlands	9,450	19,466	36,179	40,446
Asia	43,084	46,035	16,100	16,100
Other European countries	58,852	58,686	7,045	7,873
Other countries	99,404	115,480	205,721	203,846

Consolidated total	$1,026,860	$1,133,499	$433,811	$448,121